SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate
Expected volatility
Expected life		5 years
Expected dividend yield		0.00%
Exercise price
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		0.69%
Expected volatility		111.87%
Exercise price		$ 13.20
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		1.40%
Expected volatility		113.16%
Exercise price		$ 13.90